ACCRUED EXPENSES AND CURRENT LIABILITIES (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ACCRUED EXPENSES AND CURRENT LIABILITIES
Payroll and Welfare payables	$ 26,067,216	$ 11,251,059	$ 7,079,882
Advance from customers	57,252,788	13,222,208	11,940,553
Derivatives	1,271,592	15,988,091
Accrued expenses	28,545,383	30,078,924	22,200,930
Other payables	21,483,674	11,788,673	7,342,713
Total	$ 134,620,653	$ 82,328,955	$ 48,564,078